5. Leases (Details 1) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 754
2022	588
2023	567
2024	489
2025	433
Thereafter	1,041
Total	3,872
Less: imputed interest	(401)
Operating lease liability	$ 3,471